SHARE-BASED COMPENSATION - Additional Information (Detail) $ / shares in Units, $ in Thousands									12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 15, 2022 $ / shares shares	Apr. 06, 2022 $ / shares shares	Dec. 06, 2021	Jul. 07, 2021 shares	Mar. 31, 2021 $ / shares shares	May 31, 2019 $ / shares shares	May 31, 2019 ₱ / shares $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares	May 12, 2020 $ / shares	May 12, 2020 ₱ / shares	May 31, 2019 ₱ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $									$ 74,491	$ 71,144	$ 57,271
Share-based compensation expenses capitalized in property and equipment | $									$ 2,682	$ 3,187	2,879
Common Stock Par value | $ / shares	$ 0.01								$ 0.01	$ 0.01
Increase in additional paid-in capital | $									$ 62,841	$ 71,908	42,285
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued									10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000								100,000,000
Expiration term of awards granted									10 years
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	0								0	0
Unrecognized compensation cost | $	$ 0								$ 0
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued									10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000								100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval									10.00%
Expiration term of awards granted									10 years
Share-based compensation expenses including the capitalized portion | $									$ 38,823	$ 53,466	$ 49,579
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	2,845,719								2,845,719	30,696,106
Unrecognized compensation cost | $	$ 132								$ 132
Expiration term of awards granted									10 years
Weighted average grant date fair value | $ / shares									$ 0	$ 2.28	$ 1.21
Period of recognition of unrecognized compensation cost	1 year 21 days
Number of restricted shares, Granted									0
Cancelled under Option Exchange Program		26,076,978							26,076,978
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									2 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of restricted shares vested | $									$ 54,424	$ 43,533	$ 20,317
Period of recognition of unrecognized compensation cost	1 year 18 days
Unrecognized compensation cost | $	$ 13,119								$ 13,119
Number of restricted shares, Granted					52,056				0
Number of restricted shares, Vested									10,282,560
Restricted shares grant date fair value | $ / shares									$ 0	$ 6.07	$ 4.17
Deemed distribution to an affiliated company in respect of sharebased compensation | $									$ 143	$ 136
Unvested restricted shares	7,705,320								7,705,320	18,531,384
Increase in additional paid-in capital | $									$ 279
2011 Share Incentive Plan [Member] | Restricted shares [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $											$ 13,799
Share-based compensation expenses capitalized in property and equipment | $											$ 921
Number of restricted shares, Granted						1,899,897
Number of restricted shares, Vested						1,899,897
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares grant date fair value | $ / shares						$ 6.6367
2011 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2020 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares grant date fair value | $ / shares						$ 19.91
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested					3 months					3 months	3 months
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested					12 months					3 years	3 years
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval									10.00%
Remaining shares available for grant	115,536,483								115,536,483
Expiration term of awards granted				10 years
2021 Share Incentive Plan [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares		$ 0.82
2021 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	5,360,526								5,360,526	0
Unrecognized compensation cost | $	$ 3,247								$ 3,247
Exercise of share options (in shares)									0
Expiration term of awards granted									10 years
Weighted average grant date fair value | $ / shares									$ 0.94
Period of recognition of unrecognized compensation cost									1 year 10 months 20 days
Options granted under the Option Exchange Program									2,486,241
2021 Share Incentive Plan [Member] | Share options [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of awards granted			10 years
Options granted under the Option Exchange Program		2,486,241
2021 Share Incentive Plan [Member] | Share options [Member] | Option Exchange Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation expense | $									$ 3,306
2021 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									1 year
2021 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									1 year
2021 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									3 years
2021 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member] | Replacement Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									2 years
2021 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of restricted shares vested | $									$ 12,967
Period of recognition of unrecognized compensation cost	1 year 11 months 4 days
Unrecognized compensation cost | $	$ 28,876								$ 28,876
Number of restricted shares, Granted										0
Number of restricted shares, Vested									5,574,357
Restricted shares grant date fair value | $ / shares									$ 2.35
Granted under the Option Exchange Program									5,912,547
Unvested restricted shares	19,183,428								19,183,428	0
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Replacement Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted under the Option Exchange Program		5,912,547
2021 Share Incentive Plan [Member] | Restricted shares [Member] | 2021 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $										$ 10,929
Share-based compensation expenses capitalized in property and equipment | $										729
Number of restricted shares, Granted			4,578,543
Number of restricted shares, Vested			4,578,543
Deemed distribution to an affiliated company in respect of sharebased compensation | $										272
2021 Share Incentive Plan [Member] | Restricted shares [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $									$ 17,926
Share-based compensation expenses capitalized in property and equipment | $									$ 680
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2021 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares grant date fair value | $ / shares			$ 2.47
2021 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2021 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares grant date fair value | $ / shares			$ 7.4
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									5 months
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member] | Replacement Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									1 year
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									3 years
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member] | Replacement Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested									2 years
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that can be issued	442,630,330								442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval									5.00%
Remaining shares available for grant	305								305
Expiration term of awards granted									10 years
Share-based compensation expenses including the capitalized portion | $									$ 0	108	$ 671
Fair value gain or loss on remeasurement of liability associated with cash-settled share options and restricted shares | $									$ 0	$ 0	$ 0
MRP Share Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Par value | (per share)													$ 0.02	₱ 1
Increased Common Stock par value | (per share)													$ 9,857	₱ 500,000
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	0								0	0
Unrecognized compensation cost | $	$ 0								$ 0
Number of restricted shares, Granted									0	0	0
Cash paid to settle the cash-settled awards | $										$ 87	$ 495
Number of Share Options, Modified to cash-settled							15,971,173	15,971,173
Weighted average fair value at modification date | (per share)							$ 0.08	₱ 4.23
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 0								$ 0
Grant date fair value of restricted shares vested | $									$ 0	$ 351	$ 1,030
Number of restricted shares, Granted									0	0	0
Number of Restricted Shares, Modified to cash-settled							29,068,424	29,068,424
Share Price | (per share)							$ 0.14	₱ 0.14							₱ 7.25
Cash paid to settle the cash-settled awards | $										$ 346	$ 871
Unvested restricted shares	0								0	0
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses including the capitalized portion | $									$ 2,865	$ 6,641	$ 7,021
Melco International Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options outstanding	14,200,000								14,200,000	14,200,000
Unrecognized compensation cost | $	$ 0								$ 0
Exercise of share options (in shares)									0	0	0
Number of restricted shares, Granted									0	0	0
Melco International Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 0								$ 0
Grant date fair value of restricted shares vested | $									$ 3,948	$ 3,953	$ 3,979
Number of restricted shares, Granted									0	0	0
Number of restricted shares, Vested									1,626,000
Number of Restricted Shares, Modified to cash-settled												2,569,000
Unvested restricted shares	0								0	1,626,000